SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2021 | shares	20,758,177
Vested | shares	(9,702,020)
Forfeited | shares	(389,255)
Nonvested RSUs on December 31, 2021 | shares	10,666,902
Nonvested RSUs on January 1, 2021 | $ / shares	$ 11.86
Vested | $ / shares	9.45
Forfeited | $ / shares	9.23
Nonvested RSUs on December 31, 2021 | $ / shares	$ 14.13